Other Intangible Assets and Goodwill	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets and Goodwill
Other Intangible Assets and Goodwill
Other intangible assets (in millions):

	Sep 30, 2012	Oct 2, 2011
Indefinite-lived intangibles	$87.7	$68.6
Definite-lived intangibles	72.3	54.2
Accumulated amortization	(16.3)	(10.9)
Definite-lived intangibles, net	56.0	43.3
Total other intangible assets	$143.7	$111.9
Definite-lived intangibles approximate remaining weighted average useful life in years	10	11

Amortization expense for definite-lived intangibles was $4.5 million, $2.2 million, and $1.2 million during fiscal 2012, 2011, and 2010, respectively. Amortization expense is estimated to be approximately $6 million each year from fiscal 2013 through fiscal 2017, and a total of approximately $26 million thereafter.
Changes in the carrying amount of goodwill by reportable operating segment (in millions):

	Americas	EMEA	China / Asia Pacific	Channel Development	Other	Total
Balance at October 3, 2010(1)
Goodwill prior to impairment	$163.6	$3.1	$74.8	$23.8	$5.7	$271.0
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$155.0	$3.1	$74.8	$23.8	$5.7	$262.4
Acquisitions	—	63.8	—	—	—	63.8
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	(0.7)	(3.9)	—	—	—	(4.6)
Balance at October 2, 2011(1)
Goodwill prior to impairment	$162.9	$63.0	$74.8	$23.8	$5.7	$330.2
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$154.3	$63.0	$74.8	$23.8	$5.7	$321.6
Acquisitions	70.5	—	—	—	7.0	77.5
Purchase price adjustment of previous acquisitions	—	—	—	—	—	—
Impairment	—	—	—	—	—	—
Other(2)	2.5	(3.0)	0.5	—	—	—
Balance at September 30, 2012
Goodwill prior to impairment	$235.9	$60.0	$75.3	$23.8	$12.7	$407.7
Accumulated impairment charges	(8.6)	—	—	—	—	(8.6)
Goodwill	$227.3	$60.0	$75.3	$23.8	$12.7	$399.1

(1)	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.

(2)	Other is primarily comprised of changes in the goodwill balance as a result of foreign exchange fluctuations.